Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Nicolet has not adopted a policy on the timing of awards of options in relation to the disclosure of material nonpublic information, as Nicolet has historically relied primarily on periodic episodic grants and have not had such an episodic grant in recent years. Option grants tied to new employee start dates are principally driven by such start dates, and not in consideration of the timing of disclosure of material nonpublic information.

Award Timing Method	Option grants tied to new employee start dates are principally driven by such start dates, and not in consideration of the timing of disclosure of material nonpublic information.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Option grants tied to new employee start dates are principally driven by such start dates, and not in consideration of the timing of disclosure of material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false